NONCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
NONCONSOLIDATED AFFILIATES	NONCONSOLIDATED AFFILIATES
The Company's investments in companies accounted for using the equity method ("nonconsolidated affiliates") are recorded in "Investments and other noncurrent receivables" in the Consolidated Balance Sheets.

The Company's net investment in and dividends received from nonconsolidated affiliates are shown in the following tables:

Investments in Nonconsolidated Affiliates at December 31,	2020	2019
In millions
Investments and other noncurrent receivables	$889	$1,171
Accrued and other current liabilities	(71)	(85)
Other noncurrent obligations	—	(358)
Net investment in nonconsolidated affiliates	$818	$728

Dividends Received from Nonconsolidated Affiliates	2020	2019	2018
In millions
Dividends from nonconsolidated affiliates	$95	$189	$310

The Company had an ownership interest in 14 nonconsolidated affiliates, with ownership interest (direct and indirect) ranging from 49 percent to 50 percent at December 31, 2020.

Sales to nonconsolidated affiliates represented less than 3 percent of total net sales for the year ended December 31, 2020 and approximately 4 percent of total net sales for the year ended December 31, 2019 and 2018. Sales to nonconsolidated affiliates are primarily related to the sale of trichlorosilane, a raw material used in the production of polycrystalline silicon, to the HSC Group, prior to the TCS/Hemlock Disposal in the third quarter of 2020. Sales of this raw material to the HSC Group are reflected in Corporate. Purchases from nonconsolidated affiliates represented less than 3 percent of “Cost of sales” for the year ended December 31, 2020 and approximately 2 percent for the year ended December 31, 2019 and 2018.

HSC Group
In the third quarter of 2020, the Company sold its equity interest in the HSC group. See Note 3 for further discussion. The Company's investment in and equity earnings from the HSC Group are shown in the tables below:

Investment in the HSC Group at December 31,		Investment
In millions	Balance Sheet Classification	2019
Hemlock Semiconductor L.L.C.	Other noncurrent obligations	$(358)
DC HSC Holdings LLC	Investments and other noncurrent receivables	$87

Equity Earnings in the HSC Group	2020	2019	2018
In millions
Equity in earnings	$108	$29	$389